CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2016
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

27. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

                CONDENSED BALANCE SHEETS

                (Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2015	2016
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	46,363	24,463	3,523
Prepaid expenses and other current assets	2,117	1,505	217
Short term investment	26,169	—	—

Total current assets	74,649	25,968	3,740

Non-current assets:
Property and equipment, net	2,890	—	—
Long term investments	17,841	19,684	2,835
Investments in subsidiaries and consolidated VIEs	629,483	(183,170)	(26,382)

Total non-current assets	650,214	(163,486)	(23,547)

TOTAL ASSETS	724,863	(137,518)	(19,807)

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT):
Current liabilities:
Accrued employee benefits	—	—	—
Accrued expenses and other payables	3,637	4,687	675

Total current liabilities	3,637	4,687	675

Total liabilities	3,637	4,687	675

Shareholders’ equity/(deficit):
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 400,069,875 and 409,339,219 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	310	334	48
Additional paid-in capital	1,473,468	1,562,408	225,033
Treasury stock	(94,275)	(24,531)	(3,533)
Statutory reserves	1,326	1,326	191
Accumulated deficit	(663,506)	(1,682,459)	(242,324)
Accumulated other comprehensive income	3,903	717	103

Total shareholders’ equity/(deficit)	721,226	(142,205)	(20,482)

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)	724,863	(137,518)	(19,807)

                CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

                (Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	For the years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

General and administrative expenses	(8,189)	(7,726)	(21,314)	(3,070)
Impairment of long term investments	—	—	(12,240)	(1,763)

Operating loss	(8,189)	(7,726)	(33,554)	(4,833)

Interest income	2,727	15	18	3
Other income	—	3,376	6,593	950
Foreign exchange gain	8,213	13,284	14,209	2,046
Share of losses from subsidiaries and consolidated VIEs	(9,592)	(97,640)	(900,743)	(129,734)

Loss before income taxes	(6,841)	(88,691)	(913,477)	(131,568)
Income tax expense	—	—	—	—

Net loss	(6,841)	(88,691)	(913,477)	(131,568)

Foreign currency translation	46	264	(293)	(42)
Unrealized gain from available-for-sale investments	583	1,853	659	95
Amounts reclassified from accumulated other comprehensive income	—	—	(3,552)	(512)

Total other comprehensive income (loss), net of tax	629	2,117	(3,186)	(459)

Comprehensive loss	(6,212)	(86,574)	(916,663)	(132,027)

                CONDENSED STATEMENTS OF CASH FLOWS

                (Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	For the years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Net cash used in operating activities	(1,120)	(4,528)	(15,395)	(2,217)

Cash flows from investing activities:
Cash given to subsidiaries and consolidated VIEs	(283,068)	—	—	—
Cash paid for long term investments	(2,692)	(1,302)	(1,842)	(265)
Cash received from sale of short term investment	—	—	26,828	3,864

Net cash provided by (used in) investing activities	(285,760)	(1,302)	24,986	3,599

Cash flows from financing activities:
Consideration paid to selling shareholders	(183,858)	—	—	—
Proceeds received on behalf of selling shareholders	183,858	—	—	—
Proceeds from issuance of ordinary shares	158,044	—	—	—
Proceeds from employee share options exercised	13,975	16,993	5,427	782
Cash guaranteed as restricted cash	60,000	—	—	—
Cash received from an off-shore subsidiary	—	42,946	—	—
Payment for repurchase of ordinary shares	—	(93,891)	(39,402)	(5,675)

Net cash generated by (used in) financing activities	232,019	(33,952)	(33,975)	(4,893)

Net decrease in cash and cash equivalents	(54,861)	(39,782)	(24,384)	(3,511)
Cash and cash equivalents at beginning of the year	117,626	73,408	46,363	6,678
Effect of foreign exchange rate changes on cash	10,643	12,737	2,484	356

Cash and cash equivalents at end of the year	73,408	46,363	24,463	3,523

(a)        Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries and VIEs. The Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income as “Share of losses from subsidiaries and Consolidated VIEs” on the statements of comprehensive loss. The PRC subsidiary and VIEs have restrictions on their ability to pay dividends to the Company under PRC laws and regulations (Note 22). The subsidiaries and VIEs did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b)         Commitments

The Company does not have significant commitments or long-term obligations as of any of the periods presented.